c

SPECTRUM LOW VOLATILITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	OPEN-END FUNDS — 59.4%
	FIXED INCOME - 59.4%
2,122,733	Axonic Strategic Income Fund Class I	$ 19,062,145
881,801	Buffalo High Yield Fund, Inc. Institutional Class	9,426,454
962,129	Holbrook Structured Income Fund Class I	9,409,621
2,169,881	Intrepid Income Fund, Institutional Class	19,485,530
1,045,296	Medalist Partners MBS Total Return Fund Institutional Class, Institutional Class	9,020,906
531,975	Nuveen High Yield Income Fund Class I	9,485,116
6,086,164	PGIM High Yield Fund Class R6	29,517,896
608,604	Victory Pioneer Securitized Income Fund Class Y	5,842,602
		111,250,270

	TOTAL OPEN-END FUNDS (Cost $110,013,285)	111,250,270

	SHORT-TERM INVESTMENTS — 13.3%
	MONEY MARKET FUNDS - 13.3%
24,931,774	Fidelity Government Portfolio, Class I, 4.18% (Cost $24,931,774)(a)	24,931,774

	TOTAL INVESTMENTS - 72.7% (Cost $134,945,059)	$ 136,182,044
	OTHER ASSETS IN EXCESS OF LIABILITIES- 27.3%	51,145,250
	NET ASSETS - 100.0%	$ 187,327,294

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
1,968,912	American Funds American High-Income Trust, Class F-3*	$19,393,782	USD SOFR plus 165 bp	4/25/2028	BRC	$ -
1,303,215	AQR Equity Market Neutral Fund, Class R6	15,026,064	USD SOFR plus 165 bp	7/28/2026	NGFP	23,460
997,333	AQR Long-Short Equity Fund, Class R6	18,989,227	USD SOFR plus 165 bp	7/10/2026	NGFP	223,591
2,640,449	BlackRock High Yield Portfolio, Class K*	18,984,828	USD FED plus 165 bp	6/30/2026	CIBC	-
2,000,000	BlackRock Strategic Income Opportunities Portfolio, Class K*	19,380,000	USD FED plus 165 bp	6/30/2026	CIBC	-
1,993,637	Credit Suisse Strategic Income Fund, Class I Shares*	18,939,555	USD FED plus 165 bp	6/30/2026	CIBC	-
1,881,899	Diamond Hill Short Duration Securitized Bond Fund, Class Y*	18,894,263	USD-SOFR plus 165 bp	5/30/2028	BRC	-
2,257,282	First Eagle High Yield Municipal Fund, Class I	18,600,000	USD SOFR plus 165 bp	7/27/2026	NGFP	(10,673)
1,969,072	Holbrook Income Fund, Class I*	19,237,835	USD FED plus 165 bp	6/30/2026	CIBC	-
176,600	iShares Flexible Income Active ETF	9,331,544	USD FROB plus 55 bp	4/27/2026	NGFP	43,292
236,300	iShares iBoxx $ High Yield Corporate Bond ETF	19,057,595	USD FROB plus 55 bp	4/27/2026	NGFP	199,180
1,555,064	Nuveen Floating Rate Income Fund, Class R6*	28,177,753	USD SOFR plus 165 bp	5/12/2028	BRC	-
595,313	Nuveen Preferred Securities and Income Fund, Class R6	9,417,859	USD SOFR plus 165 bp	7/28/2026	NGFP	16,227
1,763,602	PIMCO Income Fund, Institutional Class*	18,993,996	USD FED plus 165 bp	6/30/2026	CIBC	-
1,993,569	PIMCO Preferred and Capital Securities Fund, Institutional Class	18,759,486	USD SOFR plus 165 bp	7/21/2026	NGFP	133,652
					Total:	$628,729
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2025.

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 20.5%
	EQUITY - 20.5%
2,700	Invesco S&P 500 Equal Weight ETF			$ 490,698
2,700	Vanguard S&P 500 ETF			1,533,681
				2,024,379

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,864,520)			2,024,379

	OPEN-END FUNDS — 64.0%
	ALTERNATIVE - 64.0%
251,206	AQR Equity Market Neutral Fund, Class R6			2,896,400
129,975	AQR Long-Short Equity Fund, Class R6			2,474,733
44,568	Federated Hermes MDT Market Neutral Fund, Institutional Shares			960,446
				6,331,579

	TOTAL OPEN-END FUNDS (Cost $5,980,050)			6,331,579

	SHORT-TERM INVESTMENTS — 9.7%
	MONEY MARKET FUNDS - 9.7%
477,842	Fidelity Government Portfolio, Class I, 4.18%(a)			477,842
477,843	First American Government Obligations Fund, Class Z, 4.17%(a)			477,843
	TOTAL MONEY MARKET FUNDS (Cost $955,685)			955,685

	TOTAL SHORT-TERM INVESTMENTS (Cost $955,685)			955,685

	TOTAL INVESTMENTS - 94.2% (Cost $8,800,255)			$ 9,311,643
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.8%			571,880
	NET ASSETS - 100.0%			$ 9,883,523

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
3	CME E-Mini Standard & Poor's 500 Index Futures	09/22/2025	$ 938,063	$ 33,158
	TOTAL FUTURES CONTRACTS

SPECTRUM ACTIVE ADVANTAGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
2,300	Consumer Discretionary Select Sector SPDR Fund	$ 499,859	USD FROB plus 55 bp	4/27/2026	NGFP	$ (2,916)
25,200	Invesco S&P 500 Equal Weight ETF	1,027,656	USD FROB plus 55 bp	4/27/2026	NGFP	62,631
5,100	Invesco S&P 500 High Beta ETF	497,403	USD FROB plus 55 bp	4/27/2026	NGFP	11,418
4,100	iShares MSCI USA Momentum Factor ETF	985,312	USD FROB plus 55 bp	4/27/2026	NGFP	25,972
						$ 97,105
	NGFP - Nomura Global Financial Products, Inc.
	FROB - Federal Reserve Overnight Bank Funding Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2025.

SPECTRUM UNCONSTRAINED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares				Fair Value
	OPEN-END FUNDS — 56.1%
	ALTERNATIVE - 26.3%
136,001	AQR Equity Market Neutral Fund, Class R6			$ 1,568,092

	FIXED INCOME - 29.8%
163,150	American Beacon Developing World Income Fund, Class R5			1,184,472
27,409	North Square Preferred And Income Securities Fund, Class I			589,572
				1,774,044

	TOTAL OPEN-END FUNDS (Cost $3,242,463)			3,342,136

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 0.9%
	U.S. TREASURY BILLS — 0.9%
52,000	United States Treasury Bill(a)	4.3000	08/21/25	51,684

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $51,692)			51,684

Shares
	SHORT-TERM INVESTMENTS — 14.1%
	MONEY MARKET FUNDS - 14.1%
420,495	Fidelity Government Portfolio, Class I, 4.18%(b)			420,495
420,495	First American Government Obligations Fund Class Z, 4.17%(b)			420,495
	TOTAL MONEY MARKET FUNDS (Cost $840,990)			840,990

	TOTAL SHORT-TERM INVESTMENTS (Cost $840,990)			840,990

	TOTAL INVESTMENTS - 71.1% (Cost $4,135,145)			$ 4,234,810
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.9%			1,720,032
	NET ASSETS - 100.0%			$ 5,954,842

(a)	Zero coupon bond; rate disclosed is the effective yield as of June 30 , 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at June 30, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
61,637	AQR Long-Short Equity Fund, Class R6	$ 1,173,560	USD SOFR plus 165 bp	7/7/2026	NGFP	$ 8,123
73,900	Invesco Senior Loan ETF	1,545,988	USD FROB plus 55 bp	4/27/2026	NGFP	14,258
36,400	iShares iBoxx $ High Yield Corporate Bond ETF	2,935,660	USD FROB plus 55 bp	4/27/2026	NGFP	30,558
57,500	iShares Preferred and Income Securities ETF	1,764,100	USD FROB plus 55 bp	4/27/2026	NGFP	17,022
63,088	Nuveen Floating Rate Income Fund Class R6*	1,143,154	USD SOFR plus 165 bp	5/12/2028	BRC	-
107,880	PIMCO Income Fund Institutional Class*	1,161,867	USD FED plus 165 bp	6/30/2026	CIBC	-
10,700	SPDR Bloomberg Convertible Securities ETF	884,462	USD FROB plus 55 bp	4/27/2026	NGFP	8,865
23,300	VanEck High Yield Muni ETF	1,169,893	USD FROB plus 55 bp	4/27/2026	NGFP	5,893
						$ 84,719
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	FROB - Federal Reserve Overnight Bank Funding Rate
	NGFP - Nomura Global Financial Products, Inc.
	SOFR - Secured Overnight Financing Rate
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at June 30, 2025.